Share-Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 27.5
Share based compensation not yet recognized for unvested shares vesting period	3 years 2 months 12 days
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares	$ 5.91